Equity - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Equity [abstract]
Share purchase warrants outstanding | shares	3,000,000
Share purchase warrants exercise price | $ / shares	$ 2.74
Share purchase warrants expiration date	Apr. 01, 2020
Share purchase warrants issue date	Mar. 03, 2017